LORD ABBETT MID CAP STOCK FUND, INC.

Supplement dated July 1, 2019 to the

Prospectus and Statement Additional Information dated May 1, 2019

Each change below is effective as of August 1, 2019.

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 10 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Eli Rabinowich, Portfolio Manager	2018
Jeff D. Diamond, Portfolio Manager	2008

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 23 of the prospectus:

Eli Rabinowich, Portfolio Manager, heads the Fund’s team. Mr. Rabinowich joined Lord Abbett in 2018 and has been a member of the Fund’s team since 2018. Mr. Rabinowich was formerly a Portfolio Manager, Partner, and Analyst at Pzena Investment Management from 2004 to 2018. Assisting Mr. Rabinowich is Jeff D. Diamond, Portfolio Manager. Mr. Diamond joined Lord Abbett in 2007 and has been a member of the Fund’s team since 2008. Messrs. Rabinowich and Diamond are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

Fund	Other Accounts Managed (Total Net Assets($MM))
	Name	Number of Registered Investment Companies	Number of Other Pooled Investment Vehicles	Number of Other Accounts

Mid Cap Stock Fund	Eli Rabinowich	9 / $6,014.7	1 / $58.3	1,770 / $1,573.7[4]
	Jeff D. Diamond	5 / $2,954.1	0 / $0	1,222 / $645.3
[4]Includes $446.4 million for which Lord Abbett provides investment models to managed account sponsors.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Mid Cap Stock Fund
Eli Rabinowich	$50,001-$100,000
Jeff D. Diamond	$500,001-$1,000,000

Please retain this document for your future reference.

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